Business Combinations - Additional Information (Detail) (USD $)	9 Months Ended		1 Months Ended	3 Months Ended			1 Months Ended					1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Feb. 15, 2013 Clinical Trial Services	Mar. 31, 2013 Clinical Trial Services	Sep. 30, 2013 Clinical Trial Services	Feb. 15, 2013 Clinical Trial Services Maximum	May 29, 2013 PriceSpective LLC	Aug. 13, 2012 PriceSpective LLC	Feb. 28, 2012 PriceSpective LLC	Feb. 28, 2012 PriceSpective LLC Initial	Feb. 28, 2012 PriceSpective LLC Maximum	Jun. 13, 2013 BeijingWits Medical Limited	Feb. 15, 2012 BeijingWits Medical Limited	Sep. 30, 2013 BeijingWits Medical Limited	Feb. 15, 2012 BeijingWits Medical Limited Maximum	Feb. 15, 2012 BeijingWits Medical Limited Minimum Employee
Business Acquisition [Line Items]
Cash consideration	$ 93,752,000	$ 68,995,000	$ 51,897,000						$ 37,199,000	$ 37,100,000			$ 9,000,000
Additional consideration			2,250,000		2,250,000	3,750,000			15,000,000		15,000,000		7,000,000	3,200,000	7,000,000
Reduction in contingent consideration				1,500,000
Amount held in escrow					2,250,000
Percentage of common stock acquired									100.00%				100.00%
Further consideration paid in relation to certain performance milestones achieved							$ 10,000,000	$ 5,000,000				$ 3,800,000
Addition of new employees																100